Range ETFs

Range Global Coal Index ETF

Schedule of Investments

August 31, 2025 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 98.3%

Australia — 35.5%
Energy — 22.2%
New Hope	349,228	$1,012,566
Terracom	1,393,232	66,567
Whitehaven Coal	350,875	1,520,272
Yancoal Australia	506,574	1,803,651
		4,403,056

Materials — 13.3%
Bathurst Resources*	182,634	88,455
BHP Group ADR	13,710	764,607
Coronado Global Resources, CDI	1,844,469	440,631
Glencore PLC	167,513	661,298
Stanmore Resources	564,259	688,760
		2,643,751
		7,046,807
Canada — 1.1%
Materials — 1.1%
Colonial Coal International*	200,103	211,333

Hong Kong — 0.4%
Energy — 0.4%
SouthGobi Resources*	324,649	82,761

Mongolia — 2.8%
Materials — 2.8%
Mongolian Mining*	495,000	559,394

Poland — 4.0%
Energy — 0.5%
Lubelski Wegiel Bogdanka*	14,614	92,042

Materials — 3.5%
Jastrzebska Spolka Weglowa*	112,122	696,628
		788,670
South Africa — 6.8%
Energy — 6.8%
Exxaro Resources	94,996	1,034,641
Thungela Resources	62,181	326,970
		1,361,611

United States — 47.7%
Energy — 17.3%
Alliance Resource Partners LP	54,458	1,253,079
Description	Shares	Fair Value
United States — continued

Energy — continued
Hallador Energy*	18,923	$308,634
NACCO Industries, Cl A	3,284	128,470
Natural Resource Partners LP	7,773	804,972
Peabody Energy	53,986	939,356
		3,434,511

Materials — 30.4%
Alpha Metallurgical Resources*	10,984	1,638,703
Novusterra(A)*	525	—
Ramaco Resources, Cl A	57,502	1,491,027
Ramaco Resources, Cl B	527	8,561
SunCoke Energy	90,900	701,748
Warrior Met Coal	35,870	2,193,092
		6,033,131
		9,467,642

Total Common Stock
(Cost $19,722,991)		19,518,218

Total Investments - 98.3%
(Cost $19,722,991)		$19,518,218

Percentages are based on Net Assets of $19,855,531

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

Amounts designated as “—“ are $0 or have been rounded to $0.

ADR — American Depositary Receipt
CDI — Chess Depositary Interest
Cl — Class
LP — Limited Partnership
PLC — Public Limited Company

RAN-QH-001-0400

Range ETFs

Range Nuclear Renaissance Index ETF

Schedule of Investments

August 31, 2025 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 99.7%

Australia — 1.6%
Industrials — 1.6%
Silex Systems*	2,892,851	$7,857,509

Canada — 12.5%
Energy — 10.2%
Cameco	668,158	51,708,748

Industrials — 2.3%
Aecon Group	276,378	4,108,580
AtkinsRealis Group	108,421	7,457,867
		11,566,447
		63,275,195
China — 2.2%
Industrials — 2.2%
Shanghai Electric Group, Cl H*	23,640,000	11,219,816

Czech Republic — 2.3%
Utilities — 2.3%
CEZ	185,867	11,630,230

Finland — 1.7%
Utilities — 1.7%
Fortum	506,859	8,774,545

Japan — 6.5%
Industrials — 5.3%
Fuji Electric	88,500	5,693,053
Hitachi	347,500	9,583,024
Mitsubishi Heavy Industries	452,500	11,566,371
		26,842,448

Utilities — 1.2%
Tokyo Electric Power Holdings*	1,121,600	5,768,229
		32,610,677
South Korea — 8.3%
Industrials — 6.3%
Doosan	14,879	5,993,339
KEPCO Engineering & Construction	81,323	5,404,960
Samsung C&T	102,610	12,384,793
Samsung Heavy Industries*	530,821	8,132,701
		31,915,793
Description	Shares	Fair Value
South Korea — continued

Utilities — 2.0%
Korea Electric Power	392,748	$10,268,937
		42,184,730
Spain — 2.1%
Utilities — 2.1%
Endesa	355,589	10,838,235

United Kingdom — 2.9%
Industrials — 2.9%
Rolls-Royce Holdings	1,002,153	14,487,262

United States — 59.6%
Energy — 6.1%
Centrus Energy, Cl A*	94,892	19,142,563
Lightbridge*	763,049	11,544,931
		30,687,494

Industrials — 27.9%
Amentum Holdings*	4,323	107,847
BWX Technologies	56,845	9,211,164
Curtiss-Wright	26,609	12,723,093
Emerson Electric	76,857	10,145,124
Flowserve	81,845	4,391,803
Fluor*	104,932	4,304,311
GE Vernova	31,587	19,361,884
Graham*	107,806	5,287,884
Honeywell International	49,700	10,909,150
Jacobs Solutions	71,325	10,429,855
Lockheed Martin	22,307	10,163,739
MasTec*	49,191	8,937,513
NANO Nuclear Energy*	236,028	7,680,351
NuScale Power*	434,888	15,068,869
Quanta Services	32,722	12,367,607
		141,090,194
Information Technology — 0.9%
Mirion Technologies, Cl A*	235,690	4,831,645

Materials — 3.1%
ASP Isotopes*	1,692,647	15,707,764

Utilities — 21.6%
Constellation Energy	131,503	40,500,294
Dominion Energy	157,461	9,431,914
Duke Energy	71,337	8,738,069
Oklo, Cl A*	258,170	19,011,639
PG&E	503,508	7,693,602
Talen Energy*	28,215	10,691,228

Range ETFs

Range Nuclear Renaissance Index ETF

Schedule of Investments

August 31, 2025 (Unaudited)

Description	Shares	Fair Value
United States — continued
Utilities — continued
Vistra	68,123	$12,882,740
		108,949,486
		301,266,583

Total Common Stock
(Cost $409,523,344)		504,144,782

Total Investments - 99.7%
(Cost $409,523,344)		$504,144,782

Percentages are based on Net Assets of $505,511,114

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class

RAN-QH-001-0400